16. Short and long-term debt (Details 2) - BRL (R$) R$ in Thousands	Dec. 31, 2017	Dec. 31, 2016
DisclosureOfDebtLineItems [Line Items]
Book value	R$ 7,105,667	R$ 6,379,220
Senior Notes and Perpetual Notes [Member]
DisclosureOfDebtLineItems [Line Items]
Book value	2,974,501
Fair value	2,955,391
Debentures [Member]
DisclosureOfDebtLineItems [Line Items]
Book value	1,036,348
Fair value	1,072,232
Term Loan [Member]
DisclosureOfDebtLineItems [Line Items]
Book value	989,572
Fair value	1,013,929
Other [Member]
DisclosureOfDebtLineItems [Line Items]
Book value	629,095
Fair value	724,788
Total [Member]
DisclosureOfDebtLineItems [Line Items]
Book value	5,629,516
Fair value	R$ 5,766,340